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                         THERMO OPPORTUNITY FUND, INC.
                               SEMI-ANNUAL REPORT

                                  MAY 31, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

THE THERMO OPPORTUNITY FUND, INC.

Thermo Opportunity Fund is a non-diversified, closed-end management investment company that invests primarily in securities issued by subsidiaries of Thermo Electron Corporation (Thermo Electron or TMO). The Fund's investment objective is to seek long-term capital appreciation.

Stock

Ticker Symbol                 TMF
(American Stock Exchange)

Market Price
as of 5/31/98              $10.50

Net Asset Value
as of 5/31/98              $12.85

Shares Outstanding      1,760,417

Portfolio Sectors

Cash                                    2.8%
Private Placements                      9.9%
Common Stocks:  Non-TMO Subsidiaries    7.1%
Common Stocks:  TMO Subsidiaries       80.2%

                                        ----------------------------------------
                                                         THERMO OPPORTUNITY FUND
1

LETTER TO SHAREHOLDERS                                              July 8, 1998
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS:

The stock market's continuing focus on a shrinking number of the largest U.S. companies has resulted in disappointing performance for the investments in your Fund. At the same time, in a vicious circle, this lagging performance has caused some investors to question if there is something wrong with the Thermo Electron spin-out strategy or with the underlying fundamentals of many of its subsidiaries. These are both very important and pertinent issues on which we have been, and remain, closely focused.

THE SPIN-OUT STRATEGY

Regarding the Thermo Electron's spin-out strategy, over the last two years, too many Thermo Electron subsidiaries have been "spun out" too quickly for the market to absorb. At the same time, too many of those that are public have raised additional equity capital too often for the benefits of their strong underlying fundamentals to accrue to shareholders. We believe this has changed and, as investors come to appreciate the importance of this change, the shares of the subsidiaries should begin to perform more in line with their underlying fundamentals.

Calendar 1997 saw half the number of spin-outs as 1996, and through the middle of 1998, only one new Thermo company has had an Initial Public Offering (IPO). Even more importantly, the Thermo companies have recently demonstrated new flexibility and openness regarding their capital structure, which should result in fewer dilutive equity offerings and potentially improved valuations in the marketplace. As examples of this change, Thermo Power will soon become the first subsidiary to issue non-convertible debt to pay for an acquisition, while Thermedics has offered to repurchase the outstanding shares of its Thermo Voltek subsidiary. (Note: Thermo Power and Thermo Voltek were the best performing of the Thermo Electron subsidiaries in the first half of fiscal 1998.) Finally, we expect the slower pace of IPOs and secondary offerings to result in improved promise for the private placements held in your Fund, as they are allowed to mature and grow prior to potential IPOs.

PORTFOLIO CHARACTERISTICS

At the same time that the environment for the Thermo Electron subsidiaries should begin to improve, their underlying fundamentals, on balance, remain excellent and are getting better. In addition, the Thermo Opportunity Fund has been fortunate so far this year to have only modest exposure to those subsidiaries where operating results have been disappointing.

Detailed in the following table are the portfolio characteristics of the Thermo Opportunity Fund (TMF) on a capitalization-weighted basis, showing the growth of revenues and earnings in 1997, consensus forecasts for growth in 1998, and the average multiple of earnings compared to both large and small companies. Whether looking forward or back, the companies that make up your Fund have superior characteristics while selling at comparable -- or lower -- valuations.

                           PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------
                                                             S&P       S&P
                                                    TMF      500    Small Cap.
--------------------------------------------------------------------------------
Change in Revenues ('97 vs. '96)*                  47.0%     14.0%       n/a
--------------------------------------------------------------------------------
Change in Earnings ('97 vs. '96)                   21.0%     11.0%     20.0%
--------------------------------------------------------------------------------
Change in Earnings ('98E vs. '97)                  36.0%      5.0%     15.0%
--------------------------------------------------------------------------------
Price/Earnings Ratio (1998)                        22.3X     24.3X     21.1X
--------------------------------------------------------------------------------
Price/Earnings Ratio Relative to S&P 500 (1998)    0.92X       n/a     0.88X
--------------------------------------------------------------------------------
* Source: Baseline. Historical results not adjusted for pooling of interest mergers.
--------------------------------------------------------------------------------


While we cannot predict when the disfavor in which these companies, and small companies in general, will end, the market is efficient enough that over time these kinds of anomalies are always corrected. In the meantime, we will continue to focus on the Thermo Electron subsidiaries and related companies that are demonstrating success in their businesses and accruing long-term value for their shareholders.

Sincerely,

/s/ Gregory E. Ratte'

Gregory E. Ratte',
Chairman of the Board

                                        ----------------------------------------
                                                         THERMO OPPORTUNITY FUND
3

               THERMO OPPORTUNITY FUND INTERIM PERFORMANCE UPDATE
                            FROM 11/28/97 TO 5/29/98

[GRAPHIC OMITTED]

                    THERMO OPPORTUNITY FUND INDUSTRY GROUPS
                                  MAY 31, 1998

                   Private Placements                     9.9%
                   Advanced Technologies                 11.1%
                   Cash                                   2.8%
                   Bio-Medical Products                  20.0%
                   Process Equipment                      4.5%
                   Alternative Energy Systems            11.3%
                   Instruments                           40.4%

THE THERMO OPPORTUNITY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
   At amortized cost (Original cost $22,921,882) ..............    $ 22,921,882
                                                                   ============
   At market value (Note 1) ...................................    $ 21,978,172
Investments in repurchase agreements (Note 1) .................         349,000
Cash ..........................................................             467
Interest receivable ...........................................             150
Receivable for securities sold ................................         174,494
Organization expenses, net (Note 1) ...........................         116,744
Other assets ..................................................          20,840
                                                                   ------------
   TOTAL ASSETS ...............................................      22,639,867
                                                                   ------------
LIABILITIES
Payable to affiliates (Note 3) ................................          20,986
Other accrued expenses and liabilities ........................           3,907
                                                                   ------------
   TOTAL LIABILITIES ..........................................          24,893
                                                                   ------------
NET ASSETS ....................................................    $ 22,614,974
                                                                   ============
Net assets consist of:
Common stock - par value $0.001 per share
   Authorized 16,000,000 shares, Outstanding 1,760,417 shares .    $      1,760
Additional paid-in capital ....................................      24,384,927
Net investment loss ...........................................        (185,738)
Accumulated net realized losses from security transactions ....        (642,265)
Net unrealized depreciation on investments ....................        (943,710)
                                                                   ------------
Net assets ....................................................    $ 22,614,974
                                                                   ============
Net asset value per share (Note 1).............................    $      12.85
                                                                   ============

See accompanying notes to financial statements.

                                        ----------------------------------------
                                                         THERMO OPPORTUNITY FUND
5

THE THERMO OPPORTUNITY FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
===================================================================================
INVESTMENT INCOME
   Interest ........................................................    $     8,382
                                                                        -----------
EXPENSES
   Investment advisory fees (Note 3) ...............................         88,740
   Administrative services fees (Note 3) ...........................         30,000
   Directors' fees and expenses ....................................         19,153
   Amortization of organization expenses (Note 1) ..................         18,000
   Professional fees ...............................................         12,154
   Insurance expense ...............................................          9,318
   Reports to shareholders .........................................          7,688
   Transfer agent fees .............................................          4,621
   Exchange listing fees ...........................................          2,917
   Custodian fees ..................................................          1,529
                                                                        -----------
      TOTAL EXPENSES ...............................................        194,120
                                                                        -----------
NET INVESTMENT LOSS ................................................       (185,738)
                                                                        -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ...................        163,976
   Net change in unrealized appreciation/depreciation on investments      1,478,470
                                                                        -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...................      1,642,446
                                                                        -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................    $ 1,456,708
                                                                        ===========

See accompanying notes to financial statements.

THE THERMO OPPORTUNITY FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED MAY 31, 1998 AND NOVEMBER 30, 1997
=====================================================================================================
                                                                        SIX MONTHS          YEAR
                                                                           ENDED            ENDED
                                                                        MAY 31, 1998     NOVEMBER 30,
                                                                        (UNAUDITED)          1997
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss .............................................    $ (  185,738)    $ (  290,787)
   Net realized gains (losses) from security transactions ..........         163,976         (798,741)
   Net change in unrealized appreciation/depreciation on investments       1,478,470       (1,694,880)
                                                                        ------------     ------------
Net increase (decrease) in net assets from operations ..............       1,456,708       (2,784,408)
                                                                        ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ......................................              --         (105,625)
                                                                        ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................       1,456,708       (2,890,033)

NET ASSETS:
   Beginning of period .............................................      21,158,266       24,048,299

   End of period ...................................................    $ 22,614,974     $ 21,158,266
                                                                        ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ................................    $   (185,738)    $         --
                                                                        ============     ============

See accompanying notes to financial statements.

                                        ----------------------------------------
                                                         THERMO OPPORTUNITY FUND
7

THE THERMO OPPORTUNITY FUND, INC.
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================
                                                               SIX MONTHS           YEAR          PERIOD
                                                                  ENDED             ENDED          ENDED
                                                              MAY 31, 1998       NOVEMBER 30,   NOVEMBER 30,
                                                               (UNAUDITED)          1997          1996(A)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $   12.02         $   13.66      $   14.10
                                                                ---------         ---------      ---------
Income from investment operations:
   Net investment income (loss) ............................        (0.11)            (0.17)          0.07
   Net realized and unrealized gains (losses) on investments         0.94             (1.41)         (0.42)
                                                                ---------         ---------      ---------
Total from investment operations ...........................         0.83             (1.58)         (0.35)
                                                                ---------         ---------      ---------
Less distributions:
   Dividends from net investment income ....................           --             (0.06)            --
                                                                ---------         ---------      ---------
Effect of initial public offering costs ....................           --                --          (0.09)
                                                                ---------         ---------      ---------
Net asset value at end of period ...........................    $   12.85         $   12.02      $   13.66
                                                                =========         =========      =========
Market value at end of period ..............................    $   10.50         $    9.50      $   13.75
                                                                =========         =========      =========
Total investment return based on net asset value ...........       13.85%(C)        (11.59%)        (3.12%)
                                                                =========         =========      =========
Total investment return based on market value ..............       21.11%(C)        (30.56%)        (2.48%)
                                                                =========         =========      =========
Net assets at end of period (000's) ........................    $  22,615         $  21,158      $  24,048
                                                                =========         =========      =========
Ratio of expenses to average net assets(B) .................        1.75%(C)          1.66%          1.53%(C)

Ratio of net investment income (loss) to average net assets        (1.67%)(C)        (1.33%)         1.62%(C)

Portfolio turnover rate ....................................          32%(C)            47%            12%(C)

Average commission rate on investment transactions .........    $  0.0511         $  0.0483      $  0.0509

(A) Represents the period from the initial public offering of shares (August 6, 1996) through November 30, 1996. No income was earned or expenses incurred from the commencement of operations through the date of initial public offering.

(B) Absent fee waivers, the ratio of expenses to average net assets would have been 1.81% and 1.56%(C) for the periods ended November 30, 1997 and 1996, respectively.

(C)  Annualized.

See accompanying notes to financial statements.

THE THERMO OPPORTUNITY FUND, INC.
PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)
================================================================================
                                                                      MARKET
    SHARES       INVESTMENT SECURITIES -- 97.2%                        VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS -- 95.9%
                 INSTRUMENTS -- 40.4%

     123,066     Metrika Systems Corp.* .......................    $  2,138,272
      33,333     ONIX Systems, Inc.* ..........................         454,162
     201,600     Thermo Optek Corp.* ..........................       3,175,200
      98,050     Thermo Voltek Corp.* .........................         686,350
      54,500     ThermoQuest Corp.* ...........................         817,500
      89,900     ThermoSpectra Corp.* .........................         994,519
     125,694     Thermo Vision Corp.* .........................         879,858
                                                                   ------------
                                                                   $  9,145,861
                                                                   ------------
                 BIO-MEDICAL PRODUCTS-- 20.0%
       9,000     Photoelectron Corp.* .........................    $     67,500
      34,600     Thermedics, Inc.* ............................         493,050
     110,400     Thermo Cardiosystems, Inc.* ..................       2,484,000
      86,900     Trex Medical Corp.* ..........................       1,466,438
                                                                   ------------
                                                                   $  4,510,988
                                                                   ------------
                 ALTERNATIVE ENERGY SYSTEMS -- 11.3%
     345,100     KFX, Inc.* ...................................    $  1,078,437
      48,250     Thermo Ecotek Corp.* .........................         765,969
      61,700     Thermo Power Corp.* ..........................         701,837
                                                                   ------------
                                                                   $  2,546,243
                                                                   ------------
                 ADVANCED TECHNOLOGIES -- 11.1%
       2,000     DocuCorp International, Inc.* ................    $     15,250
       3,000     OAO Technology Solutions, Inc.* ..............          15,750
      10,000     Safeguard Scientifics, Inc.* .................         430,625
      44,400     Thermedics Detection, Inc.* ..................         427,350
      26,015     ThermoLase Corp.* ............................         160,968
      73,900     ThermoTrex Corp.* ............................       1,468,762
                                                                   ------------
                                                                   $  2,518,705
                                                                   ------------
                 PRIVATE PLACEMENTS -- 8.6%
     100,000     Thermo Eurotech N.V.* (Environmental Services)    $    425,000
      50,000     Thermo Information Solutions*
                 (Advanced Technologies) ......................         500,000
      50,000     Thermo Trilogy Corp.* (Environmental Services)         412,500
     150,000     Trex Communications, Inc.* (Advanced Technologies)     600,000
                                                                   ------------
                                                                   $  1,937,500
                                                                   ------------
                 PROCESS EQUIPMENT -- 4.5%
     104,500     Thermo Fibergen, Inc.* .......................    $  1,018,875
                                                                   ------------

                 TOTAL COMMON STOCKS (Cost $22,621,882)........    $ 21,678,172
                                                                   ------------

                                        ----------------------------------------
                                                         THERMO OPPORTUNITY FUND
9

THE THERMO OPPORTUNITY FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                      MARKET
    SHARES       LIMITED LIABILITY COMPANIES -- 1.3%                   VALUE
--------------------------------------------------------------------------------
     100,000     Cosmetic Laser Services L.L.C.* ..............    $    100,000
     200,000     Cosmetic Laser Services II L.L.C.* ...........         200,000
                                                                   ------------
                 TOTAL LIMITED LIABILITY COMPANIES (Cost $300,000) $    300,000
                                                                   ------------
                 TOTAL INVESTMENT SECURITIES (Cost $22,921,882)    $ 21,978,172
                                                                   ------------
================================================================================
     FACE                                                              MARKET
    AMOUNT       REPURCHASE AGREEMENTS(1) -- 1.5%                       VALUE
--------------------------------------------------------------------------------
$    349,000     Fifth Third Bank, 5.15%, dated 5/29/98,
------------     due 6/01/98, repurchase proceeds $349,150         $    349,000
                                                                   ------------
$    349,000     TOTAL REPURCHASE AGREEMENTS (Cost $349,000)       $    349,000
============                                                       ------------
                 TOTAL INVESTMENT SECURITIES AND
                 REPURCHASE AGREEMENTS -- 98.7%                    $ 22,327,172

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%          287,802
                                                                   ------------
                 NET ASSETS -- 100.0%                              $ 22,614,974
                                                                   ============

*    Non-income producing security.

(1)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

     See accompanying notes to financial statements.

THE THERMO OPPORTUNITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES
The Thermo Opportunity Fund, Inc. (the Fund) was organized under Maryland law on May 16, 1996 as a non-diversified, closed-end investment company. The Fund commenced operations on June 19, 1996, when Brundage, Story and Rose, llc (the Adviser), purchased 6,667 shares at $15.00 per share to provide the Fund with its initial $100,000 of capital. The Fund commenced the public offering of shares on August 6, 1996. The Fund is listed on the American Stock Exchange with a symbol of "TMF."

The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in securities issued by direct and indirect subsidiaries of Thermo Electron Corporation (Thermo Electron). The Fund may also invest in securities issued by companies not affiliated with Thermo Electron which either (i) engage in the same or related industries as Thermo Electron or one or more of its subsidiaries or (ii) practice a spin-out strategy similar to that practiced by Thermo Electron.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued weekly (each Friday) and on the last business day of each month as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities listed on stock exchanges and securities traded in the over-the-counter market are valued at the last sale price as of the close of business on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at the closing bid price quoted by brokers that make markets in the securities. Corporate bonds are valued at their most recent bid price as obtained from one or more of the major market makers for such securities or are valued at an estimated fair value obtained from an independent pricing service based upon such factors as maturity, coupon, issuer and type of security. If market quotations are not readily available, securities will be valued at fair value as determined in good faith by the Adviser consistent with procedures approved by the Board of Directors.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. The Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the Adviser, including the Fund's custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value of the Fund is calculated weekly (each Friday) and on the last business day of each month by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

Investment income-- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are accreted/amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

                                        ----------------------------------------
                                                         THERMO OPPORTUNITY FUND
11

================================================================================
Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Organization expenses and offering costs -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years. Expenses related to the offering of shares have been charged against capital.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the fiscal year ended November 30) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of May 31, 1998:

--------------------------------------------------------------------------------
Gross unrealized appreciation .........................            $  2,129,693
Gross unrealized depreciation .........................              (3,138,252)
                                                                   ------------
Net unrealized depreciation ...........................            $ (1,008,559)
                                                                   ============
Federal income tax cost ...............................            $ 22,986,731
                                                                   ============
--------------------------------------------------------------------------------
The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under generally accepted accounting principles and income tax regulations.

As of November 30, 1997, the Fund had capital loss carryforwards for federal income tax purposes of $741,392, none of which expire prior to November 30, 2004. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

================================================================================

2.   INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investment securities, other
than   short-term   investments,   amounted  to   $3,522,679   and   $4,058,768,
respectively, during the six months ended May 31, 1998.

3.   TRANSACTIONS WITH AFFILIATES
Certain Directors and officers of the Fund are principals at Brundage, Story and Rose, llc (the Adviser). Certain officers of the Fund are officers of Countrywide Fund Services, Inc. (CFS), the administrative services agent for the Fund.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of its average daily net assets.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of the Administrative Services Agreement between the Fund and CFS, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS calculates the weekly and month end net asset value per share and maintains the financial books and records of the Fund, supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission, and materials for meetings of the Board of Directors. For the performance of these administrative services, CFS receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum.

4.   RESULTS OF ANNUAL MEETING OF STOCKHOLDERS
On April 28, 1998, the Annual Meeting of Stockholders of the Fund was held to elect two Directors and to ratify or reject the selection of Arthur Andersen LLP as independent auditors for the Fund's current fiscal year. The total number of shares of the Fund present by proxy represented 86.4% of the shares entitled to vote at the meeting. Each of the matters submitted to stockholders was approved.

The results of the voting for the election of two Directors was as follows: (1) incumbent nominee Henson L. Jones, Jr. -- 1,470,543 shares for election and 49,879 shares withholding authority and (2) incumbent nominee Hollis S.
McLoughlin -- 1,468,042 shares for election and 52,380 shares withholding authority. The results of the voting for or against the ratification of Arthur Andersen LLP as independent auditors was as follows: 1,490,404 shares for ratification, 22,993 shares against ratification and 7,025 shares abstained.

                                        ----------------------------------------
                                                         THERMO OPPORTUNITY FUND
13
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THERMO OPPORTUNITY FUND, INC.

312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202

BOARD OF DIRECTORS
Francis S. Branin, Jr.
Blair M. Brewster
Henson L. Jones, Jr.
Hollis S. McLoughlin
Gregory E. Ratte'

INVESTMENT ADVISER
Brundage, Story and Rose, llc
One Broadway
New York, New York  10004

TRANSFER AGENT
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio  45263

SHAREHOLDER SERVICES
Nationwide: (Toll Free) 888-254-6872